Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Share-Based Compensation Expense

Share-based compensation expense is included in the following line items in our statement of operations:

	2017	2016	2015
Cost of revenue	33	49	15
Research and development	122	123	45
Selling, general and administrative	126	166	156

	281	338	216

Long Term Incentive Plans [Member]
Summary of Stock Options and Changes

	Stock options	Weighted average exercise price in USD	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2017	7,168,652	41.07
Granted	—	—
Exercised	3,976,326	34.47
Forfeited	211,293	61.99

Outstanding at December 31, 2017	2,981,033	48.39	5.3	205
Exercisable at December 31, 2017	1,936,121	37.35	4.6	154

Summary of Restricted Share Units

Restricted share units

	Shares	Weighted average grant date fair value in USD
Outstanding at January 1, 2017	6,920,879	87.48
Granted	2,882,420	115.05
Vested	2,984,488	85.31
Forfeited	407,201	84.17

Outstanding at December 31, 2017	6,411,610	101.13

Long Term Incentive Plans [Member] | Financial Performance Conditions [Member]
Summary of Performance Share Units

Performance share units

Financial performance conditions

	Shares	Weighted average grant date fair value in USD
Outstanding at January 1, 2017	408,714	71.52
Granted	—	—
Vested	97,355	64.46
Forfeited	28,421	67.93

Outstanding at December 31, 2017	282,938	74.31

Long Term Incentive Plans [Member] | Market Performance Conditions [Member]
Summary of Performance Share Units

Market performance conditions

	Shares	Weighted average grant date fair value in USD
Outstanding at January 1, 2017	325,183	38.63
Granted	—	—
Vested	270,029	37.78
Forfeited	17,363	48.22

Outstanding at December 31, 2017	37,791	40.28

Management Equity Stock Option Plan [Member]
Summary of Stock Options and Changes

The following table summarizes the information about NXP’s outstanding MEP Options and changes during 2017.

Stock options

	Stock options	Weighted average exercise price in EUR	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2017	2,534,272	23.67
Granted	—	—
Exercised	2,302,348	22.46
Forfeited	—	—
Expired	—	—

Outstanding at December 31, 2017	231,924	35.72	0.7	14
Exercisable at December 31, 2017	231,924	35.72	0.7	14